Vanguard International Core Stock Fund Investment Strategy - Retail Prospectus [Member] - Vanguard International Core Stock Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks. The Fund invests predominantly in stocks of companies located outside the United States that the advisor believes offer a good balance between reasonable valuations and attractive growth prospects relative to their peers. The Fund is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the advisor evaluates foreign markets around the world and chooses large- and mid-capitalization companies based on its assessment of each company’s management teams, capital allocation, and competitive advantage.